Principal Charges Account (Tables)	12 Months Ended
Dec. 31, 2014
Principal Charges Account [Abstract]
Schedule Of Principal Charges

	2014	2013
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,549,174)	(2,471,015)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,710,351	$4,788,510